Business Information	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Segment Reporting [Abstract]
Business Information	Business Information
The Company’s activities of providing advisory services for mergers-and-acquisitions, private placements and financial advisory, as well as services for underwriting of securities offered for sale in public markets, commissions for the brokerage of publicly traded securities and equity research constitute a single business segment. The Company is organized as one operating segment in order to maximize the value of advice to clients by drawing upon the diversified expertise and broad relationships of its senior professionals across the Company. The Company has a single operating segment and therefore a single reportable segment.
For the three months ended September 30, 2021, revenues of $54.1 million related to two individual clients accounted for more than 10% of aggregate revenue. For the nine months ended September 30, 2021, no individual client accounted for more than 10% of aggregate revenue. For the three months ended September 30, 2020, revenues of $17.9 million related to one individual client accounted for more than 10% of aggregate revenue. For the nine months ended September 30, 2020, no individual client accounted for more than 10% of aggregate revenue. Since the financial markets are global in nature, the Company generally manages its business based on the operating results of the Company taken as a whole, not by geographic region. The following tables set forth the geographical distribution of revenues and assets based on the location of the office that generates the revenues or holds the assets and therefore may not be indicative of the geography in which the Company’s clients are located:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020
Revenues
United States	$150,113	$96,519	$494,976	$237,869
International	27,314	26,325	107,773	91,972
Total	$177,427	$122,844	$602,749	$329,841

	September 30, 2021	December 31, 2020
Assets
United States	$496,273	$406,884
International	167,387	136,069
Total	$663,660	$542,953
Business InformationThe Company’s activities providing advisory services for mergers-and-acquisitions, private placements and financial advisory, as well as services for underwriting of securities offered for sale in public markets, commissions for the brokerage of publicly traded securities and equity research constitute a single business segment. The Company is organized as one operating segment in order to maximize the value of advice to clients by drawing upon the diversified expertise and broad relationships of its senior professionals across the Company. The Company has a single operating segment and therefore a single reportable segment.
There was no individual client that accounted for more than 10% of aggregate revenues for the years ended December 31, 2020, 2019, and 2018. Since the financial markets are global in nature, the Company generally manages its business based on the operating results of the Company taken as a whole, not by geographic region. The following tables set forth the geographical distribution of revenues and assets based on the location of the office that generates the revenues or holds the assets and therefore may not be reflective of the geography in which the Company’s clients are located.

	Year Ended December 31,
	2020	2019	2018
Revenues
United States	$387,038	$446,320	$576,100
Rest of the world	131,948	86,977	125,889
Total	$518,986	$533,297	$701,989

	December 31,
	2020	2019
Assets
United States	$406,884	$421,530
Rest of the world	136,069	103,315
Total	$542,953	$524,845